ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF OPERATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating costs and expenses	¥ (6,326,256)	$ (908,710)	¥ (2,802,506)	¥ (577,545)
Foreign exchange loss	(24,875)	(3,573)	(2,563)
Other income, net	140,278	20,150	7,696	22
Income before income tax expense	2,967,287	426,224	1,659,671	213,043
Income tax expenses	(465,983)	(66,934)	(466,360)	(48,178)
Net (loss) income	2,501,304	359,290	1,193,311	164,865
Deemed dividend			(3,097,733)
Net (loss) income attributable to ordinary shareholders of the Company	2,501,595	359,332	(1,904,422)	¥ 164,865
360 Finance, Inc | Reportable legal entities
Operating costs and expenses	(12,922)	(1,856)	(10,367)
Interest income	712	102	187
Foreign exchange loss	(491)	(71)	(11,518)
Other income, net	453	65
Net loss before taxes and income from equity in subsidiaries and VIEs	(12,248)	(1,760)	(21,698)
Equity in earnings of subsidiaries and VIEs	2,513,843	361,092	1,215,009
Income before income tax expense	2,501,595	359,332	1,193,311
Net (loss) income	2,501,595	359,332	1,193,311
Deemed dividend			(3,097,733)
Net (loss) income attributable to ordinary shareholders of the Company	¥ 2,501,595	$ 359,332	¥ (1,904,422)